UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:



/s/ Edward E. Mattner
---------------------
Edward E. Mattner                New York, New York                     05/15/07
[Signature]                      [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $7,463,551
                                         (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number      Name
     ---      --------------------      ----

     01       28-4690                   High River Limited Partnership

     02       28-05849                  American Real Estate Holdings
                                        Limited Partnership

     03       28-2662                   Barberry Corp.

     04       28-4970                   High Coast Limited Partnership

     05       28-4460                   Highcrest Investors Corp.

     06       28-11469                  Gascon Partners

     07       28-11906                  Modal LLC

                                               Form 13F Information Table*
                                        Name of Reporting Manager: Carl C. Icahn


COLUMN 1            COLUMN 2      COLUMN 3      COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7         COLUMN 8

NAME OF             TITLE OF      CUSIP         VALUE         SHRS OR   SH/   PUT/   INVESTMENT     OTHER         Voting Authority
ISSUER              CLASS                       (x$1000)      PRN AMT   PRN   CALL   DISCRETION     MANAGER*    SOLE   SHARED   NONE

ADVENTRX            COM         00764X103         2,162       864,865   SH            Defined          1               864,865
PHARMACEUTICALS
INC.

AMERICAN RAILCAR    COM         02916P103       127,912     4,290,918   SH            Defined          7             4,290,918
INDS INC.

AMERICAN RAILCAR    COM         02916P103        54,224     1,818,976   SH            Defined                        1,818,976
INDS INC.

AMERICAN REAL       DEP UNIT    029169109       486,557     4,087,000   SH            Defined          3             4,087,000
ESTATE PARTNR

AMERICAN REAL
ESTATE PARTNR       DEP UNIT    029169109     4,263,161    35,809,836   SH            Defined          4            35,809,836

AMERICAN REAL       DEP UNIT    029169109       411,030     3,452,586   SH            Defined          5             3,452,586
ESTATE PARTNR

AMERICAN REAL       DEP UNIT    029169109     1,415,762    11,892,167   SH            Defined          6            11,892,167
ESTATE PARTNR

AMERICAN REAL       DEP UNIT    029169109        49,262       413,793   SH            Defined                          413,793
ESTATE PARTNR

BLOCKBUSTER INC     CL A        093679108         9,008     1,398,820   SH            Defined          1             1,398,820

BLOCKBUSTER INC     CL A        093679108         5,783       898,000   SH            Defined          3               898,000

BLOCKBUSTER INC     CL B        093679207         4,634       772,320   SH            Defined          1               772,320

BLOCKBUSTER INC     CL B        093679207         2,045       340,906   SH            Defined          3               340,906

IMCLONE SYS INC.    COM         45245W109       252,983     6,205,134   SH            Defined          1             6,205,134

IMCLONE SYS INC.    COM         45245W109       186,058     4,563,610   SH            Defined          2             4,563,610

IMCLONE SYS INC.    COM         45245W109        36,726       900,800   SH            Defined          3               900,800

LEAR CORP.          COM         521865105        24,091       659,860   SH            Defined          1               659,860

LEAR CORP.          COM         521865105        63,496     1,739,131   SH            Defined                        1,739,131

MOTOROLA INC.       COM         620076109        41,348     2,340,000   SH            Defined          1             2,340,000

WCI CMNTYS INC.     COM         92923C104        27,309     1,279,275   SH            Defined          1             1,279,275


                                TOTAL         7,463,551


CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR CERTAIN ACCOUNTS OF SECURITIES REPORTED BY THIS INSTITUTIONAL INVESTMENT MANAGER PURSUANT TO RULE 24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THIS INFORMATION HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.